Contingencies (Details Narrative)	Oct. 12, 2021 CAD ($)	Nov. 07, 2019 USD ($)
Contingencies (Note 12)
Payment for settlement		$ 1,600,000
Settlement expense	$ 266,000,000,000
Contribution to settlement fund		$ 400,000
Payment for settlement from insurance coverage	$ 226,000